Debt - Schedule of Debenture Host Debt Instrument (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Financial assets at fair value through profit or loss [abstract]
Beginning balance	$ 34,521,933	$ 30,373,585	$ 26,235,808
Interest accrued	5,343,738	5,449,776	4,851,367
Interest paid in shares		(364,379)	(713,590)
Interest paid in cash	(5,358,969)	(937,049)	0
Ending balance	$ 34,506,702	$ 34,521,933	$ 30,373,585